Taxes (Details Textuals)	12 Months Ended
	Jun. 30, 2012 USD ($)		Jun. 30, 2011 USD ($)		Jun. 30, 2011 Baofeng Hongchang Coal Co.Ltd USD ($)	Jun. 30, 2011 Baofeng Hongchang Coal Co.Ltd CNY	Jun. 30, 2010 Baofeng Hongchang Coal Co.Ltd USD ($)	Jun. 30, 2010 Baofeng Hongchang Coal Co.Ltd CNY	Jun. 30, 2012 China
Taxes [Line Items]
PRC income tax	25.00%		25.00%						25.00%
Total income tax obligation					$ 380,000	2,520,000	$ 380,000	2,520,000
Reduced tax rate amount	322,449		1,471,736
Basic and diluted, earnings per share	$ 0.59		$ 1.90
Decrease in basic and diluted earnings per share	$ 0.58		$ 1.83
Effective income tax rate reconciliation, other item	(0.80%)	[1]	(7.50%)	[1]
Gain on change in fair value of warrants	4,852,399		23,135,827
Net operating loss carry forward for U.S. income tax	1,827,000
Percentage of valuation allowance	100.00%		100.00%
VAT on sales	13,954,823		15,024,674
VAT on purchases	10,633,858		9,155,023
Cumulative undistributed earnings of foreign subsidiaries	$ 44,200,000

[1]	The (0.8)% for the year ended June 30, 2012 mainly represents gain on change in fair value of warrants of $4,852,399 incurred by the Company, which did not incur tax expense to the Company. The (7.5)% for the year ended June 30, 2011 mainly represents change in fair value of warrants of $23,135,827 incurred by the Company that was not subject to the income tax.